Employee benefit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee benefit
Employee benefit expenses	¥ 2,798,830	¥ 1,815,532	¥ 903,494